Summary of Preliminary Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date, U.S. Wind Farms (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Cash	23,229
Property, plant and equipment	755,133
Derivative asset (liability)	(3,248)
Working capital	(23,229)
Asset retirement obligation	(5,621)
Total net assets acquired	746,264
Equity interests	746,264
Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	181,331
Additional Paid-in Capital
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	2,361
Class A members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	293,504
Algonquin Power Co | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	269,068
Sandy Ridge
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Cash	1,365
Property, plant and equipment	87,278
Derivative asset (liability)	1,655
Working capital	(1,365)
Asset retirement obligation	(1,662)
Total net assets acquired	87,271
Equity interests	87,271
Sandy Ridge | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	23,699
Sandy Ridge | Additional Paid-in Capital
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	192
Sandy Ridge | Class A members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	28,211
Sandy Ridge | Algonquin Power Co | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	35,169
Senate
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Cash	5,336
Property, plant and equipment	287,111
Derivative asset (liability)	(8,639)
Working capital	(5,336)
Asset retirement obligation	(1,697)
Total net assets acquired	276,775
Equity interests	276,775
Senate | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	59,518
Senate | Additional Paid-in Capital
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	919
Senate | Class A members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	127,590
Senate | Algonquin Power Co | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	88,748
Minonk
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Cash	16,528
Property, plant and equipment	380,744
Derivative asset (liability)	3,736
Working capital	(16,528)
Asset retirement obligation	(2,262)
Total net assets acquired	382,218
Equity interests	382,218
Minonk | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	98,114
Minonk | Additional Paid-in Capital
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	1,250
Minonk | Class A members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	137,703
Minonk | Algonquin Power Co | Class B members
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Equity interests	145,151